BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Property, plant, and equipment (Details)	12 Months Ended
Dec. 31, 2021
Constructions and buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Constructions and buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	80 years
Plant and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Plant and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Warehouse installations and accessories | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Warehouse installations and accessories | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Furniture and supplies | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Furniture and supplies | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Motor vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Other Property Plant And Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Other Property Plant And Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Bottles and containers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottles and containers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years